As filed with the Securities and Exchange Commission on June 25, 2013

1933 Act File No. 333-

1940 Act File No. 811-22821

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO.	☐
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 4	☒
(Check appropriate box or boxes)

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 482-8260

FREDERICK S. MARIUS

Two International Place, Boston, Massachusetts 02110

Name and Address (of Agent for Service)

Copies of Communications to:

Mark P. Goshko, Esq. Trayne S. Wheeler, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111	Leonard B. Mackey, Jr., Esq. Clifford R. Cone, Esq. Clifford Chance US LLP 31 W. 52nd Street New York, New York 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

☒   This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-187767.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐  when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fees (1)(2)
Common Shares of Beneficial Interest, $0.01 par value	262,500	$20.00	$5,250,000	$716.10

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTICE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering (File No. 333-187767), filed by the Registrant with the Securities and Exchange Commission, as declared effective on June 25, 2013, including the prospectus and statement of additional information included therein, are incorporated herein by reference.

Any required consents are listed on the Exhibits Index attached hereto and filed herewith.

PART C

OTHER INFORMATION

ITEM 25.	FINANCIAL STATEMENTS AND EXHIBITS

(1)	FINANCIAL STATEMENTS:

Included in Part A:

Not applicable.

Included in Part B:

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities

Notes to Financial Statement

(2)	EXHIBITS:

(a)	Agreement and Declaration of Trust dated April 5, 2013, is incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-2 (File Nos. 333-187767 and 811-22821) as to the Registrant’s common shares of beneficial interest (“Common Shares”) filed with the Securities and Exchange Commission on April 5, 2013 (Accession No. 0000898432-13-000649) (“Initial Common Shares Registration Statement”).

(b)	By-Laws dated April 5, 2013, incorporated herein by reference to the Registrant’s Initial Common Shares Registration Statement.

(c)	Not applicable.

(d)	Not applicable.

(e)	Dividend Reinvestment Plan, filed as Exhibit (e) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

(f)	Not applicable.

(g)	(1)

Investment Advisory and Administrative Agreement, dated June 10, 2013, filed as Exhibit (g)(1) to Registrant’s

Pre-Effective Amendment No. 3 filed June 25, 2013 (Accession No. 0001193125-13-269304) and incorporated herein by reference.

(h)	(1) Form of Underwriting Agreement, filed as Exhibit (h)(1) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

	(2)	Form of Master Selected Dealer Agreement, filed as Exhibit (h)(2) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

	(3)	Master Agreement Among Underwriters, filed as Exhibit (h)(3) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

(i)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the matter of Capital Exchange Fund, Inc., Release No. IC- 20671 (November 1, 1994).

(j)	(1)	Master Custodian Agreement with State Street Bank & Trust Company, dated May 15, 2013, filed as Exhibit (j)(1) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

	(2)	Amended and Restated Services Agreement with State Street Bank & Trust Company, dated May 15, 2013, filed as Exhibit (j)(2) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

(k)	(1)	Transfer Agency and Services Agreement, dated May 15, 2013, filed as Exhibit (k)(1) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

	(2)	Organizational and Expense Reimbursement Agreement, dated June 10, 2013, filed as Exhibit (k)(2) to Registrant’s Pre-Effective Amendment No. 3 filed June 25, 2013 (Accession No. 0001193125-13-269304) and incorporated herein by reference.

	(3)	Form of Structuring Fee Agreement with Merrill Lynch, Pierce Fenner & Smith Incorporated, filed as Exhibit (k)(3) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

(l)	(1) Opinion and Consent of K&L Gates LLP as to Registrant’s Common Shares is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 3.

(2) Opinion and Consent of K&L Gates LLP as to Registrant’s Common Shares filed herewith.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(o)	Not applicable.

(p)	Letter Agreement with Eaton Vance Management, filed as Exhibit (p) to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

(q)	Not applicable.

(r)	(1) Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised June 1, 2013 filed as Exhibit (p) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(s)	(1) Power of Attorney dated April 22, 2013, filed as Exhibit (s)(1) to Registrant’s Pre-Effective Amendment No. 1 filed May 10, 2013 (Accession No. 0000898432-13-000824) and incorporated herein by reference.

ITEM 26.	MARKETING ARRANGEMENTS

See Form of Underwriting Agreement, Form of Master Selected Dealer Agreement and Master Agreement Among Underwriters, filed as exhibits to Registrant’s Pre-Effective Amendment No. 2 filed May 23, 2013 (Accession No. 0001193125-13-233636) and incorporated herein by reference.

ITEM 27.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$21,176
Financial Industry Regulatory Authority, Inc. Fees	$23,000
NYSE Amex Fees	$20,000
Costs of Printing and Engraving	$210,000
Accounting Fees and Expenses	$15,000
Legal Fees and Expenses	$275,000

Total	$549,176

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of record holders as of June 24, 2013 each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial interest, par value $.01 per share	1

ITEM 30.	INDEMNIFICATION

The Registrant’s By-Laws and the Form of Underwriting Agreement contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to: (i) the information set forth under the caption Investment Advisory and Other Services” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 001-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, and its transfer agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, New York 10038, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, Two International Place,

Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	UNDERTAKINGS

1. The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b. for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

NOTICE

A copy of the Agreement and Declaration of Trust of Eaton Vance Floating-Rate Income Plus Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 25th day of June 2013.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott H. Page Scott H. Page	President and Chief Executive Officer	June 25, 2013

James F. Kirchner* James F. Kirchner	Treasurer (and Principal Financial and Accounting Officer)	June 25, 2013

Thomas E. Faust Jr.* Thomas E. Faust Jr.	Trustee	June 25, 2013

Scott E. Eston* Scott E. Eston	Trustee	June 25, 2013

Benjamin C. Esty* Benjamin C. Esty	Trustee	June 25, 2013

Allen R. Freedman* Allen R. Freedman	Trustee	June 25, 2013

William H. Park* William H. Park	Trustee	June 25, 2013

Ronald A. Pearlman* Ronald A. Pearlman	Trustee	June 25, 2013

Helen Frame Peters* Helen Frame Peters	Trustee	June 25, 2013

Lynn A. Stout* Lynn A. Stout	Trustee	June 25, 2013

Harriett Tee Taggart* Harriett Tee Taggart	Trustee	June 25, 2013

Ralph F. Verni* Ralph F. Verni	Trustee	June 25, 2013

*By:	/s/ Maureen A. Gemma Maureen A. Gemma (As Attorney-in-Fact)

INDEX TO EXHIBITS

(l)	(2)	Opinion and Consent of K&L Gates LLP.

(n)	Consent of Independent Registered Public Accounting Firm.